Investments in Associated Companies - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021
Equity in net income of associated companies	$ 1,965	$ 9,379	$ 7,352
Houghton Korea
Equity in net income of associated companies	2,644	3,808	5,241
Nippon Japan
Equity in net income of associated companies	323	461	853
Kelko Panama
Equity in net income of associated companies	425	154	107
Grindaix
Equity in net income of associated companies	0	(37)	0
Equity method investment, ownership percentage				38.00%
Primex
Equity in net income of associated companies	$ (1,427)	$ 4,993	$ 1,151